SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2020
SEGMENTED INFORMATION [abstract]
SEGMENTED INFORMATION
22.	SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the jurisdictional cannabis compliance issues ever-present in the industry, each state operation is by nature operationally segmented. Key decision makers primarily review revenue, cost of sales expense, and gross margin as the primary indicators of segment performance. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

Segmented operational activity and balances are as follows:

January 31, 2020	Oregon	Nevada	Corporate	Consolidated
Total revenue	$5,503,872	$32,201,223	$—	$37,705,095
Gross profit (loss)	(1,006,077)	14,328,778	—	13,322,701
Operating expenses:
General and administration	(1,143,995)	(3,622,312)	(4,718,825)	(9,485,132)
Sales, marketing, and promotion	(377,549)	(135,421)	(607,959)	(1,120,929)
Depreciation and amortization	(485,856)	(2,882,023)	(37,237)	(3,405,116)
Share based compensation	—	—	(492,631)	(492,631)
Impairment of goodwill, assets	(26,514,747)	—	—	(26,514,747)
Interest, accretion, and other	(1,540,265)	7,979	387,173	(1,145,113)
Net profit (loss) before taxes	$(31,068,489)	$7,697,001	$(5,469,479)	$(28,840,967)

Assets	$9,646,005	$21,149,800	$30,654,280	$61,450,085
Liabilities	$3,079,174	$4,164,557	$40,626,799	$47,870,530

January 31, 2019	Oregon	Nevada	Corporate	Consolidated
Total revenue	$500,376	$2,085,135	$—	$2,585,511
Gross profit (loss)	(1,456,382)	1,638,949	—	182,567
Operating expenses	(1,069,567)	(734,635)	(10,405,213)	(12,209,415)
Other losses	(1,562,927)	(34,821)	(9,976,574)	(11,574,322)
Net profit (loss)	$(4,088,876)	$869,493	$(20,381,787)	$(23,601,170)

Assets	$6,578,366	$54,928,722	$15,925,938	$77,433,026
Liabilities	$7,976,115	$36,369,603	$12,000,695	$56,346,413